Nature of activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Canadian Malartic Mine [Member]
Nature Of Activities [Line Items]
Net smelter return	5.00%
Osisko Development Corp [Member]
Nature Of Activities [Line Items]
Proportion of ownership interest	75.10%	84.10%